REVENUE - Unsatisfied Portions of Performance Obligations (Details) $ in Millions	Dec. 31, 2020 CAD ($)
Disclosure of transaction price allocated to remaining performance obligations [line items]
Telecommunications service	$ 3,150
2021
Disclosure of transaction price allocated to remaining performance obligations [line items]
Telecommunications service	2,072
2022
Disclosure of transaction price allocated to remaining performance obligations [line items]
Telecommunications service	741
2023
Disclosure of transaction price allocated to remaining performance obligations [line items]
Telecommunications service	188
Thereafter
Disclosure of transaction price allocated to remaining performance obligations [line items]
Telecommunications service	$ 149